Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis By Level) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	¥ 5,479	¥ 5,608
Financial assets, Foreign exchange contracts	21	24
Total assets measured at fair value	5,500	5,632
Financial liabilities, Foreign exchange contracts	0	6
Total liabilities measured at fair value	0	6
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	5,479	5,608
Total assets measured at fair value	5,479	5,608
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, Foreign exchange contracts	21	24
Total assets measured at fair value	21	24
Financial liabilities, Foreign exchange contracts	0	6
Total liabilities measured at fair value	¥ 0	¥ 6